Tax - Tax Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current year	£ 768	£ 896	£ 1,605
Adjustments in respect of prior years	55	(361)	(188)
Total	823	535	1,417
Deferred tax expense (income) [abstract]
Current year	1,507	393	(346)
Adjustments in respect of prior years	(90)	65	78
Total	1,417	458	(268)
Taxation	(2,240)	(993)	(1,149)
Barclays Bank PLC [member]
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current year	659	1,147	1,772
Adjustments in respect of prior years	44	(359)	(188)
Total	703	788	1,584
Deferred tax expense (income) [abstract]
Current year	1,487	392	(360)
Adjustments in respect of prior years	(65)	65	78
Total	1,422	457	(282)
Taxation	£ (2,125)	£ (1,245)	£ (1,302)